4

                         GARTMORE MUTUAL FUNDS II, INC.

                              Gartmore  Focus Fund
                    Prospectus Supplement dated May 11, 2004
                      to Prospectus dated October 30, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

On or about July 1, 2004 the following changes to the GARTMORE FOCUS FUND will go into effect:

- Investments of $100,000 or more in Class B shares of the GARTMORE FOCUS FUND may be rejected.

- Class C shares of the GARTMORE FOCUS FUND will no longer impose a front-end sales charge (load) of 1.00% (as a percentage of offering price).

- Certain Gartmore Funds will either implement exchange fees or implement changes to their exchange fee policies. Therefore, at that time the "Redemption Fees" section is deleted from page 14 of the Prospectus and the following information replaces "Excessive Exchange Activity" beginning on page 16 of the Prospectus.


EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. The Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. The Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of the Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, the Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to the Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

The Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days.
The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.


EXCHANGE  FEES

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:


Fund                                     Exchange   Minimum
                                            Fee     Holding
                                                     Period
                                                     (days)
------------------------------------------------------------
Gartmore Emerging Markets Fund               2.00%        90
------------------------------------------------------------
Gartmore Focus Fund                          2.00%        30
------------------------------------------------------------
Gartmore Global Financial Services Fund      2.00%        90
------------------------------------------------------------
Gartmore Global Health Sciences Fund         2.00%        90
------------------------------------------------------------
Gartmore Global Technology and               2.00%        90
Communications Fund
------------------------------------------------------------
Gartmore Global Utilities Fund               2.00%        90
------------------------------------------------------------
Gartmore International Growth Fund           2.00%        90
------------------------------------------------------------
Gartmore U.S. Growth Leaders                 2.00%        90
Long-Short Fund
------------------------------------------------------------
Gartmore Nationwide Leaders Fund             2.00%        30
------------------------------------------------------------
Gartmore Growth Fund                         2.00%        30
------------------------------------------------------------
Gartmore Nationwide Fund                     2.00%        30
------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund            2.00%        30
------------------------------------------------------------
Gartmore Worldwide Leaders Fund              2.00%        90
------------------------------------------------------------
Gartmore Small Cap Growth                    2.00%        90
------------------------------------------------------------
Gartmore Micro Cap Equity Fund               2.00%        90
------------------------------------------------------------
Gartmore Mid Cap Growth Fund                 2.00%        90
------------------------------------------------------------
Gartmore Millennium Growth Fund              2.00%        90
------------------------------------------------------------
Gartmore Large Cap Value Fund                2.00%        30
------------------------------------------------------------
Gartmore Small Cap Fund                      2.00%        90
------------------------------------------------------------
Gartmore Value Opportunities Fund            2.00%        90
------------------------------------------------------------
Gartmore High Yield Bond Fund                2.00%         5
------------------------------------------------------------
Gartmore Bond Fund                           2.00%         5
------------------------------------------------------------
Gartmore Tax-Free Fund                       2.00%         5
------------------------------------------------------------
Gartmore Government Bond Fund                2.00%         5
------------------------------------------------------------
Gartmore S&P 500 Index Fund                  2.00%         5
------------------------------------------------------------
Gartmore International Index Fund            2.00%         5
------------------------------------------------------------
Gartmore Mid Cap Market Index Fund           2.00%         5
------------------------------------------------------------
Gartmore Small Cap Index Fund                2.00%         5
------------------------------------------------------------
Gartmore Bond Index Fund                     2.00%         5
------------------------------------------------------------



The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading. In addition, the redemption or exchange fee does not apply to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE